OFFICE PROPERTIES AND EQUIPMENT (Tables)	6 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of office properties and equipment
	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Land	$247	$247	$247
Buildings and improvements	2,577	2,565	2,565
Furniture and equipment	3,732	3,695	3,519
Automobiles	135	135	144
Total	6,691	6,642	6,475
Accumulated depreciation	(5,126)	(4,954)	(4,659)
Total office properties and equipment, net of accumulated depreciation	$1,565	$1,688	$1,816